Investments - Summary Of Investments Accounted for Using Equity Method (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Text Block Abstract [Abstract]
Beginning balance	£ 3.5	[1]	£ 3.4
Additions	0.0		0.1
Revaluation to fair value	(0.4)		(0.1)
Exchange differences	0.1		0.1
Ending balance	£ 3.2		£ 3.5	[1]

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.